UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/Robert J. Lukaszewicz      Chicago, Illinois   October 30, 2001
__________________________    __________________  ________________
     (Signature)                 (City/State)          (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          65

Form 13F Information Table Value Total: $11,958,896 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None




                           FORM 13F INFORMATION TABLE

                                                                                            Voting Authority
                                                                                       ----------------------
                                 Title
                                  of             Value     Shares/  Sh/ Put/ Invst Otr
Name of Issuer                   class  CUSIP   (x$1000)   Prn Amt  Prn Call Dsctn Mgr    Sole    Sh   None
------------------------         ---- --------  -------    -------  --- ---  ----- ---  -------   --   ------

AT&T Wireless Services Inc.      COM   00209A106  159,082 10,648,013 SH      Sole       9,935,163      712,850
Abbott Laboratories              COM   002824100  343,625  6,627,300 SH      Sole       6,026,750      600,550
Accenture Ltd.                   COM   G1150G111  105,046  8,238,893 SH      Sole       7,678,293      560,600
Allstate Corp                    COM   020002101  437,315 11,708,561 SH      Sole      10,964,711      743,850
American Electric Power Co Inc.  COM   025537101  342,642  7,926,035 SH      Sole       7,380,835      545,200
BP Plc                           COM   055622104   10,864    220,950 SH      Sole         220,950
Bank One Corp.                   COM   06423A103  291,729  9,270,069 SH      Sole       8,644,719      625,350
Barclays PLC                     COM   0078201      5,608    204,000 SH      Sole         204,000
Bayerische Moteren Werke AG Or   COM   5756029      5,326    208,800 SH      Sole         208,800
Bristol Myers Squibb Co.         COM   110122108  290,295  5,224,884 SH      Sole       4,973,964      250,920
Canadian Pacific Ltd.            COM   135923100  345,626 10,770,520 SH      Sole      10,059,470      711,050
Caterpillar Inc.                 COM   149123101  297,291  6,635,939 SH      Sole       6,195,989      439,950
Citigroup Inc.                   COM   172967101  527,011 13,012,633 SH      Sole      12,191,728      820,905
Conoco Inc Cl A                  COM   208251306   20,272    797,150 SH      Sole         542,900      254,250
Conoco Inc Cl B                  COM   208251405  198,710  7,841,755 SH      Sole       7,509,905      331,850
Conseco Inc.                     COM   208464107   64,310  8,858,083 SH      Sole       8,311,083      547,000
Diageo PLC ADR                   COM   25243Q205   51,847  1,249,320 SH      Sole       1,190,020       59,300
Electronic Data Systems Corp.    COM   285661104  322,051  5,593,111 SH      Sole       5,244,136      348,975
Entergy Corp.                    COM   29364G103  271,054  7,622,440 SH      Sole       7,071,790      550,650
Estee Lauder Companies Inc.      COM   518439104   42,825  1,291,838 SH      Sole       1,207,338       84,500
FPL Group Inc.                   COM   302571104   30,404    567,768 SH      Sole         524,243       43,525
Fannie Mae                       COM   313586109  473,964  5,920,109 SH      Sole       5,537,109      383,000
FleetBoston Financial Corp.      COM   339030108  319,293  8,688,240 SH      Sole       8,107,540      580,700
Fortis NL ADR                    COM   34956J101    6,095    249,700 SH      Sole         249,700
GM Hughes Electronics Class H    COM   370442832  131,104  9,835,280 SH      Sole       9,247,880      587,400
Gannett Inc.                     COM   364730101  313,161  5,209,794 SH      Sole       4,835,295      374,499
General Dynamics Corp.           COM   369550108  210,846  2,387,293 SH      Sole       2,254,843      132,450
GlaxoSmithkline PLC ADR          COM   37733W105    5,441     96,950 SH      Sole          96,950
Groupe Bruxelles Lambert SA Or   COM   7097328     10,962    225,150 SH      Sole         225,150
Home Depot Inc.                  COM   437076102   10,616    276,660 SH      Sole         261,160       15,500
Household International Inc.     COM   441815107  387,187  6,867,465 SH      Sole       6,434,965      432,500
ING Groep N V ADR                COM   456837103    6,345    238,452 SH      Sole         238,452
International Business Machine   COM   459200101  255,903  2,772,511 SH      Sole       2,584,736      187,775
Kerr McGee Corp.                 COM   492386107  217,034  4,180,972 SH      Sole       3,926,622      254,350
Kimberly Clark Corp.             COM   494368103  362,153  5,841,176 SH      Sole       5,444,751      396,425
Koninklijke Philips Electronic   COM   500472303  317,064 16,428,200 SH      Sole      15,454,809      973,391
Liberty Media Corp Class A       COM   530718105  300,532 23,663,937 SH      Sole      22,203,887    1,460,050
Loews Corp.                      COM   540424108  375,626  8,116,369 SH      Sole       7,794,869      321,500
MetLife Inc.                     COM   59156R108  518,345 17,452,674 SH      Sole      16,280,574    1,172,100
Muenchener Rueckver AG Ord Shr   COM   5294121      5,412     21,050 SH      Sole          21,050
Nestle SA Sponsored Reg ADR      COM   641069406    6,006    112,600 SH      Sole         112,600
News Corp Ltd Class A Sponsore   COM   652487802  154,064  7,236,466 SH      Sole       6,757,960      478,506
Nordea AB ADR                    COM   5888115        258     52,486 SH      Sole          52,486
Northrop Grumman Corp.           COM   666807102  360,837  3,572,648 SH      Sole       3,388,098      184,550
Novartis AG Sponsored ADR        COM   66987V109    5,028    129,200 SH      Sole         129,200
Orient Express Hotels Ltd. Cl A  COM   G67743107   14,866  1,061,100 SH      Sole       1,037,500       23,600
Pharmacia Corporation            COM   71713U102  354,243  8,733,778 SH      Sole       8,221,279      512,499
Phillips Petroleum               COM   718507106  326,968  6,061,689 SH      Sole       5,664,889      396,800
Portugal Telecom SGPS SA ADR     COM   737273102    4,383    610,452 SH      Sole         610,452
Republic Services Inc.           COM   760759100  141,333  8,724,215 SH      Sole       8,183,065      541,150
Roche Holdings Ltd Sponsored A   COM   771195104    5,667     79,000 SH      Sole          79,000
Royal Bank of Scotland Group O   COM   0754783      5,424    246,400 SH      Sole         246,400
Schering Plough Corp.            COM   806605101   92,432  2,491,423 SH      Sole       2,334,123      157,300
Sears Roebuck & Co.              COM   812387108  248,518  7,174,325 SH      Sole       6,688,425      485,900
TRW Inc.                         COM   872649108   82,806  2,776,870 SH      Sole       2,623,770      153,100
Target Corp.                     COM   87612E106  268,117  8,444,627 SH      Sole       7,874,702      569,925
Transocean Sedco Forex Inc.      COM   G90078109  169,671  6,426,940 SH      Sole       6,037,490      389,450
Tyco International Ltd.          COM   902124106  374,930  8,240,220 SH      Sole       7,732,545      507,675
UBS AG ADR                       COM   H8920M855    5,067    109,800 SH      Sole         109,800
UPM Kymmene Corp ADR             COM   915436109    3,810    137,300 SH      Sole         137,300
Verizon Communications Inc.      COM   92343V104  200,442  3,704,358 SH      Sole       3,453,858      250,500
Vodafone Group PLC ADR           COM   92857W100    5,934    270,200 SH      Sole         270,200
Wells Fargo and Co.              COM   949746101  233,989  5,264,084 SH      Sole       4,905,184      358,900
Weyerhaeuser Co.                 COM   962166104  283,550  5,821,195 SH      Sole       5,437,470      383,725
WorldCom Inc - WorldCom Group    COM   98157D106  220,537 14,663,345 SH      Sole      13,666,395      996,950
REPORT SUMMARY                    65           11,958,896